Quarterly Data	12 Months Ended
May 27, 2012
Quarterly Financial Data [Abstract]
Quarterly Data
QUARTERLY DATA (UNAUDITED)
The following table summarizes unaudited quarterly data for fiscal 2012 and fiscal 2011:

	Fiscal 2012 - Quarters Ended
(in millions, except per share data)	Aug. 28	Nov. 27	Feb. 26	May 27	Total
Sales	$1,942.0	$1,831.5	$2,159.7	$2,065.6	$7,998.7
Earnings before income taxes	147.0	72.5	217.8	200.7	638.0
Earnings from continuing operations	106.8	54.1	164.1	151.6	476.5
Losses from discontinued operations, net of tax	(0.2)	(0.4)	—	(0.4)	(1.0)
Net earnings	106.6	53.7	164.1	151.2	475.5
Basic net earnings per share:
Earnings from continuing operations	0.80	0.42	1.28	1.18	3.66
Losses from discontinued operations	—	(0.01)	—	—	(0.01)
Net earnings	0.80	0.41	1.28	1.18	3.65
Diluted net earnings per share:
Earnings from continuing operations	0.78	0.41	1.25	1.15	3.58
Losses from discontinued operations	—	(0.01)	—	—	(0.01)
Net earnings	0.78	0.40	1.25	1.15	3.57
Dividends paid per share	0.43	0.43	0.43	0.43	1.72
Stock price:
High	53.81	49.20	51.90	55.84	55.84
Low	43.85	40.69	41.65	48.49	40.69

	Fiscal 2011 - Quarters Ended
(in millions, except per share data)	Aug. 29	Nov. 28	Feb. 27	May 29	Total
Sales	$1,806.7	$1,726.2	$1,976.8	$1,990.4	$7,500.2
Earnings before income taxes	159.1	103.2	199.1	186.2	647.6
Earnings from continuing operations	113.3	75.8	151.7	138.0	478.7
Losses from discontinued operations, net of tax	(0.2)	(1.3)	(0.5)	(0.6)	(2.4)
Net earnings	113.1	74.5	151.2	137.4	476.3
Basic net earnings per share:
Earnings from continuing operations	0.82	0.55	1.11	1.02	3.50
Losses from discontinued operations	—	(0.01)	—	—	(0.02)
Net earnings	0.82	0.54	1.11	1.02	3.48
Diluted net earnings per share:
Earnings from continuing operations	0.80	0.54	1.08	1.00	3.41
Losses from discontinued operations	—	(0.01)	—	(0.01)	(0.02)
Net earnings	0.80	0.53	1.08	0.99	3.39
Dividends paid per share	0.32	0.32	0.32	0.32	1.28
Stock price:
High	45.04	49.99	50.84	52.12	52.12
Low	37.08	41.03	45.07	45.51	37.08